Property and Equipment, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation expense	$ 250,604	$ 195,321
Depreciation expense			$ 376,388	$ 201,232